ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of accounts payable and accrued liabilities [Abstract]
Disclosure of detailed information about accounts payable and accrued liabilities [Table Text Block]
As at	December 31, 2025	December 31, 2024
Accounts payable and accrued liabilities	$13,722	$10,043
Lease liability	69	97
Income taxes payable	13,925	4,346
Due to related parties (Note 15)	782	312
Total current liabilities	$28,498	$14,798

Non-current liability
Lease liability	-	69
Accrued liabilities (Note 11 (a))	1,062	1,096
Total non-current liabilities	1,062	1,165
Total accounts payable and accrued liabilities	$29,560	$15,963